Leases - Schedule of Changes in the Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Lease Liability [Line Items]
Balance at beginning	$ 1,841,227		$ 1,721,833	$ 1,506,043
Acquired in business combination adjustment			(10,401)	146,446	[1]
Additions	504,963	[2]	421,921	489,251
Interest accrual	104,177		73,463	82,403
Payments	(473,098)		(354,947)	(434,488)
Terminated contracts	(60,463)		(7,456)	(61,302)
Exchange rate variation	(182,777)		(3,186)	(6,520)
Balance at Ending	$ 1,734,029		$ 1,841,227	$ 1,721,833

[1]	Refers to Rivalea's, which was acquired during the first quarter of 2022.
[2]	The amount of US$8,522 in additions refers to the acquisition of immaterial business combinations during the year by the indirect subsidiary Seara Alimentos Ltda.